Goodwill and intangible assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets
Note 9. Goodwill and intangible assets
Goodwill was $761.7 million and $762.2 million as of December 31, 2021
,
and 2020, respectively. The change in goodwill during the years ended December 31, 2021
,
and 2020 was due to foreign currency translation. The Company has not recorded any goodwill impairment related to its colocation business since inception.
In addition, the Company has indefinite-lived intangible assets of $0.5 million as of December 31, 2021
,
and 2020.
Summarized below are the carrying values for the major classes of amortizing intangible assets as of December 31, 2021
,
and 2020 (in millions):

	2021			2020
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Customer relationships	$768.0	$(281.4)	$486.6	$768.0	$(221.1)	$546.9
Favorable leasehold interests	57.6	(24.9)	32.7	59.3	(20.4)	38.9
Developed technology	0.3	(0.3)	—	0.3	(0.3)	—

Total intangibles	$825.9	$(306.6)	$519.3	$827.6	$(241.8)	$585.8

The main changes in the carrying amount of each major class of amortizing intangible assets during the years ended December 31, 2021
,
and 2020 was amortization and, to a lesser extent, the impact of foreign currency translation.

Amortization

expense on intangible assets, excluding the impact of unfavorable leasehold interest amortization, amounted to $
66.2
 million and $
65.8
 million, respectively, for the years ended December
31
,
2021
,
and
2020
. Amortization expense for all intangible assets, except favorable leasehold interests, was recorded within depreciation and amortization expense in the consolidated statements of operations. As of December
31
,
2021
,
and

2020
, the Company had $
16.2
 million and $
18.5
 million, respectively, of unfavorable leasehold interests included within other liabilities in the accompanying consolidated balance sheets. Favorable leasehold amortization of $
5.9
 million and $
5.4
 million, and unfavorable leasehold amortization of $
2.3
 million and $
2.3
 million, respectively, was recorded within cost of revenues, excluding depreciation and amortization in the consolidated statements of operations for the years ended December
31
,
2021
,
and
2020
.
The Company estimates annual amortization expense for existing intangible assets subject to amortization is as follows (in millions):

For the years ending:
2022	$65.7
2023	65.7
2024	65.7
2025	65.0
2026	64.4
Thereafter	192.8

Total amortization expense	$519.3

Impairment tests
The Company performs annual impairment tests of goodwill on October 1st of each year or whenever an indicator of impairment exists. No impairment charges were recorded during the years ended December 31, 2021, and 2020.
During the years ended December 31, 2021, and 2020, the Company performed a qualitative assessment, which consists of an assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount.
As of December 31, 2021, and 2020, the Company concluded goodwill was not impaired as the fair value of the reporting unit exceeded its carrying value, including goodwill.